SCHWAB CAPITAL TRUST

Laudus International MarketMasters Fund™

Supplement dated October 9, 2014,

to the Prospectus and Statement of Additional Information (“SAI”) dated February 28, 2014, as supplemented March 14, 2014, May 8, 2014, August 29, 2014, and September 24, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective immediately, Mark S. Kopinski, the portfolio manager for the Laudus International MarketMasters Fund (the “Fund”) will be replaced by Federico Laffan of American Century Investment Management, Inc. All references to Mark S. Kopinski in the Fund’s Prospectus and SAI are hereby deleted in their entirety. Accordingly, the following changes are being made:

1.	In the “Portfolio manager” section on Page 20 of the Prospectus under American Century Investment Management, Inc. The following is added:

Portfolio manager

Federico Laffan, Vice President and Portfolio Manager

Employment experience

Has been a member of the team that manages International Small Cap strategy since 2014 after previously being on the team from 2001 to 2008. He joined American Century Investments in 2001 and became a portfolio manager in 2004.

2.	After the table under the “Sub-Adviser Portfolio Manager Disclosure” section on Page 41 of the SAI, the following table is added:

The information below is provided as of September 30, 2014.

Name	Registered Investment Companies (e.g., other American Century funds and American Century— sub-advised funds)		Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plan accounts)		Other Accounts (e.g., separate accounts and corporate accounts including incubation strategies, corporate money)
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Federico Laffan	1	$152.1 million	2	$48.9 million	3	$188.9 million

Under the sub-section entitled “Ownership of Fund Shares” on page 43 of the SAI, the following sentence is added as the last sentence of the paragraph:

However, as of September 30, 2014, Federico Laffan beneficially owned shares of the Fund in the dollar range of $1-$10,000.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG82997-00 (10/14) © 2014 All Rights Reserved

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